STOCK-BASED COMPENSATION - OPTIONS OUTSTANDING (DETAILS) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2011
Options
Outstanding, beginning of year	364,971
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period	29,141
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(29,065)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(1,873)
OUTSTANDING, END OF YEAR	363,174
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	271,096
Weighted Avg. Exercise Price
Outstanding, beginning of year	$ 50.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 62.85
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 42.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 57.81
OUTSTANDING, END OF YEAR	$ 51.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 49.69
Weighted Avg. Remaining Contractual Life in Years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 4,398
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 3,837